UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09-30-2008
                                               ---------------------------------

Check here if Amendment |_|;       Amendment Number:
This Amendment (Check only one.):  |_| is a restatement.
                                   |_| adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Northstar Investment Advisors, LLC
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Address:  700 Seventeenth Street Suite 2350
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          Denver, CO 80202
          ----------------------------------------------------------------------

          ----------------------------------------------------------------------

Form 13F File Number: 28-05337
                      --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Richard P. Kopp, CFA
          ----------------------------------------------------------------------
Title:    Principal
          ----------------------------------------------------------------------
Phone:    303/832.2300
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Richard P. Kopp, CFA                     Denver, CO               11-6-2008
----------------------------------  -------------------------------  -----------
[Signature]                                 [City, State]              [Date]

Report type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

|_| 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                   Name

28-
     ----------------------    -------------------------------------------------
     [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:
                                         -----------

Form 13F Information Table Entry Total:          124
                                         -----------

Form 13F Information Table Value Total:  $   140,062
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]

                          FORM 13F INFORMATIONAL TABLE

ITEM 1:                          ITEM 2:             ITEM 3:         ITEM 4:        ITEM 5:     ITEM 6:        ITEM 7:     ITEM 8:
                                                     CUSIP           FAIR MARKET                INVESTMENT                 VOTING
NAME OF ISSUER                   TITLE OF CLASS      NUMBER          VALUE          SHARES      DISCRETION     MANAGERS    AUTHORITY
--------------                   --------------    ----------        -----------    ------      ----------     --------    ---------
Russell Large Blend              COMMON STOCK                        9,019,736     141,909         SOLE          SOLE        SOLE
Exxon Mobil Corporation          COMMON STOCK        91927806        6,167,369      79,415         SOLE          SOLE        SOLE
Sabine Royalty Trust             COMMON STOCK       785688102        5,055,839      90,412         SOLE          SOLE        SOLE
Russell Large Value              COMMON STOCK                        3,891,029      60,902         SOLE          SOLE        SOLE
Procter & Gamble                 COMMON STOCK       742718109        3,307,278      47,457         SOLE          SOLE        SOLE
U S Bancorp Del                  COMMON STOCK                        3,151,246      87,486         SOLE          SOLE        SOLE
Apache Corp                      COMMON STOCK                        3,098,680      29,715         SOLE          SOLE        SOLE
Cisco Systems                    COMMON STOCK       17275R102        2,700,973     119,724         SOLE          SOLE        SOLE
Dow Jones Industrial Average     COMMON STOCK                        2,669,449      24,635         SOLE          SOLE        SOLE
General Electric                 COMMON STOCK       369604103        2,606,993     102,235         SOLE          SOLE        SOLE
Devon Energy Corp New            COMMON STOCK                        2,558,160      28,050         SOLE          SOLE        SOLE
Russell MidCap Value             COMMON STOCK                        2,528,810      64,494         SOLE          SOLE        SOLE
Abbott Laboratories              COMMON STOCK         2824100        2,200,305      38,213         SOLE          SOLE        SOLE
AmeriGas Partners LP             COMMON STOCK        30975106        2,196,985      72,198         SOLE          SOLE        SOLE
Peabody Energy Corporation       COMMON STOCK                        2,174,715      48,327         SOLE          SOLE        SOLE
Chevron Corp                     COMMON STOCK       166741100        2,172,276      26,337         SOLE          SOLE        SOLE
San Juan Basin Royal Tr          COMMON STOCK       798241105        2,151,547      56,575         SOLE          SOLE        SOLE
Plum Creek Timber Co             COMMON STOCK       729251108        2,060,215      41,320         SOLE          SOLE        SOLE
Wells Fargo                      COMMON STOCK       949746101        2,057,282      54,817         SOLE          SOLE        SOLE
Apple Computer Inc               COMMON STOCK                        2,041,561      17,962         SOLE          SOLE        SOLE
Johnson & Johnson                COMMON STOCK       478160104        1,908,179      27,543         SOLE          SOLE        SOLE
EAFE Foreign                     COMMON STOCK                        1,887,345      33,523         SOLE          SOLE        SOLE
Philip Morris International In   COMMON STOCK                        1,868,300      38,842         SOLE          SOLE        SOLE
AT&T Inc.                        COMMON STOCK                        1,853,441      66,384         SOLE          SOLE        SOLE
XTO Energy Inc                   COMMON STOCK                        1,833,865      39,421         SOLE          SOLE        SOLE
Buckeye Partners LP              COMMON STOCK                        1,809,547      48,788         SOLE          SOLE        SOLE
Pfizer Incorporated              COMMON STOCK       717081103        1,777,690      96,404         SOLE          SOLE        SOLE
BHP Billiton                     COMMON STOCK        88606108        1,670,699      32,135         SOLE          SOLE        SOLE
Verizon Communications           COMMON STOCK       92343V104        1,606,201      50,053         SOLE          SOLE        SOLE
Xcel Energy Inc                  COMMON STOCK                        1,549,785      77,528         SOLE          SOLE        SOLE
FPL Group                        COMMON STOCK                        1,528,366      30,385         SOLE          SOLE        SOLE
McDonald's                       COMMON STOCK                        1,516,463      24,578         SOLE          SOLE        SOLE
Southern Company                 COMMON STOCK       842587107        1,473,679      39,100         SOLE          SOLE        SOLE
United Technologies              COMMON STOCK       913017109        1,466,966      24,425         SOLE          SOLE        SOLE
Altria Group                     COMMON STOCK                        1,461,097      73,644         SOLE          SOLE        SOLE
Pepsico Inc.                     COMMON STOCK       997134101        1,444,358      20,266         SOLE          SOLE        SOLE
Google Inc Class A               COMMON STOCK                        1,403,823       3,505         SOLE          SOLE        SOLE
Enerplus Res FD                  COMMON STOCK                        1,390,906      37,400         SOLE          SOLE        SOLE
Nike Inc. Cl B                   COMMON STOCK       654106103        1,360,746      20,340         SOLE          SOLE        SOLE
Stryker Corp                     COMMON STOCK                        1,295,404      20,793         SOLE          SOLE        SOLE
Public Storage Inc.              COMMON STOCK                        1,268,318      12,810         SOLE          SOLE        SOLE
Anadarko Petroleum               COMMON STOCK        32511107        1,163,512      23,985         SOLE          SOLE        SOLE
Hewlett Packard Company          COMMON STOCK    428236103000        1,110,731      24,021         SOLE          SOLE        SOLE
Potash Corp Sask Inc             COMMON STOCK       73755L107        1,071,921       8,120         SOLE          SOLE        SOLE
General Dynamics Corp            COMMON STOCK                        1,056,815      14,355         SOLE          SOLE        SOLE
Emerson Electric Company         COMMON STOCK       291011104        1,028,194      25,207         SOLE          SOLE        SOLE
Duke Energy                      COMMON STOCK       264399106        1,025,599      58,841         SOLE          SOLE        SOLE
IBM                              COMMON STOCK       459200101        1,024,453       8,759         SOLE          SOLE        SOLE
EAFE Foreign Value               COMMON STOCK                        1,019,897      20,220         SOLE          SOLE        SOLE
Microsoft Corporation            COMMON STOCK       594918104        1,017,503      38,123         SOLE          SOLE        SOLE
HSBC Hldgs Plc Adr New           COMMON STOCK                          983,297      12,165         SOLE          SOLE        SOLE
Cedar Fair L P Dep Uts           COMMON STOCK                          950,796      45,910         SOLE          SOLE        SOLE
Wal Mart Stores Inc.             COMMON STOCK                          915,419      15,285         SOLE          SOLE        SOLE
Healthcare Realty Trust          COMMON STOCK       421946104          900,006      30,875         SOLE          SOLE        SOLE
Sherwin Williams                 COMMON STOCK                          891,582      15,598         SOLE          SOLE        SOLE
WP Carey & Co LLC                COMMON STOCK                          859,212      32,920         SOLE          SOLE        SOLE
Russell Large Growth             COMMON STOCK       464287614          856,471      17,641         SOLE          SOLE        SOLE
EOG Resources                    COMMON STOCK       293562104          846,292       9,460         SOLE          SOLE        SOLE
Target Corp                      COMMON STOCK       872540109          838,706      17,099         SOLE          SOLE        SOLE
Expeditors Int'l                 COMMON STOCK                          823,095      23,625         SOLE          SOLE        SOLE
Bristol-Myers Squibb             COMMON STOCK       110122108          817,998      39,232         SOLE          SOLE        SOLE
3M Company                       COMMON STOCK       604059105          758,992      11,111         SOLE          SOLE        SOLE
Lehman Aggregate                 COMMON STOCK                          739,622       7,502         SOLE          SOLE        SOLE
Bank of America Corp             COMMON STOCK                          735,840      21,024         SOLE          SOLE        SOLE
Apartment Invt & Mgmt A          COMMON STOCK       03748R101          714,548      20,404         SOLE          SOLE        SOLE
Russell Small Cap                COMMON STOCK       464287655          693,668      10,201         SOLE          SOLE        SOLE
Diageo PLC ADR                   COMMON STOCK                          682,058       9,905         SOLE          SOLE        SOLE
Intel Corporation                COMMON STOCK       458140100          641,896      34,271         SOLE          SOLE        SOLE
Russell 3000                     COMMON STOCK                          610,374       8,873         SOLE          SOLE        SOLE
EMC Corp Mass                    COMMON STOCK       268648102          596,278      49,856         SOLE          SOLE        SOLE
Zimmer Holdings Inc              COMMON STOCK       98956P102          584,397       9,052         SOLE          SOLE        SOLE
General Mills Inc.               COMMON STOCK       370334104          576,767       8,393         SOLE          SOLE        SOLE
BP PLC                           COMMON STOCK        55622104          575,450      11,470         SOLE          SOLE        SOLE
Sector Spdr Engy Select          COMMON STOCK                          564,130       8,912         SOLE          SOLE        SOLE
Water Resources ETF              COMMON STOCK                          557,796      30,315         SOLE          SOLE        SOLE
Merck & Co.                      COMMON STOCK        58933107          556,340      17,628         SOLE          SOLE        SOLE
Medtronic Inc.                   COMMON STOCK       585055106          544,537      10,869         SOLE          SOLE        SOLE
Waste Management Inc Del         COMMON STOCK                          519,585      16,500         SOLE          SOLE        SOLE
Noble Corporation                COMMON STOCK                          517,362      11,785         SOLE          SOLE        SOLE
Questar Corporation              COMMON STOCK                          499,470      12,206         SOLE          SOLE        SOLE
Vodafone Group New ADR           COMMON STOCK                          484,410      21,919         SOLE          SOLE        SOLE
Bard C R Incorporated            COMMON STOCK                          472,927       4,985         SOLE          SOLE        SOLE
Dow Jones Sel Dividen            COMMON STOCK                          450,304       8,458         SOLE          SOLE        SOLE
Coca-Cola Co.                    COMMON STOCK       191216100          441,971       8,358         SOLE          SOLE        SOLE
Clorox Co.                       COMMON STOCK                          426,292       6,800         SOLE          SOLE        SOLE
Ecolab Inc                       COMMON STOCK                          419,941       8,655         SOLE          SOLE        SOLE
Nasdaq 100 Shares                COMMON STOCK                          402,719      10,350         SOLE          SOLE        SOLE
Jacobs Engineering Group         COMMON STOCK                          392,661       7,230         SOLE          SOLE        SOLE
3-7 Year Treasury                COMMON STOCK       464288661          387,870       3,564         SOLE          SOLE        SOLE
Schlumberger Ltd.                COMMON STOCK     80685718001          383,734       4,914         SOLE          SOLE        SOLE
iShares Tr Nasdaq Bio Fd         COMMON STOCK                          367,259       4,514         SOLE          SOLE        SOLE
Heinz H J Co                     COMMON STOCK       423074103          339,646       6,797         SOLE          SOLE        SOLE
Cree Inc                         COMMON STOCK                          339,080      14,885         SOLE          SOLE        SOLE
Sector Spdr Materials Fd         COMMON STOCK                          328,723       9,842         SOLE          SOLE        SOLE
Treasury Inflation Protected B   COMMON STOCK                          315,043       3,110         SOLE          SOLE        SOLE
Plains All Amern Ppln LP         COMMON STOCK                          313,434       7,911         SOLE          SOLE        SOLE
Canadian Natl Ry Co              COMMON STOCK                          300,612       6,285         SOLE          SOLE        SOLE
Barrick Gold                     COMMON STOCK                          293,920       8,000         SOLE          SOLE        SOLE
iShares Tr Comex Gold            COMMON STOCK                          291,025       3,405         SOLE          SOLE        SOLE
Powershares CleanTech ETF        COMMON STOCK                          281,351      10,992         SOLE          SOLE        SOLE
Ultra Petroleum Corp             COMMON STOCK                          276,700       5,000         SOLE          SOLE        SOLE
Walt Disney                      COMMON STOCK       254687106          276,210       9,000         SOLE          SOLE        SOLE
Ingersoll Rand                   COMMON STOCK                          274,296       8,800         SOLE          SOLE        SOLE
Walgreen Company                 COMMON STOCK       931422109          259,631       8,386         SOLE          SOLE        SOLE
UnitedHealth Group               COMMON STOCK       910581107          251,742       9,915         SOLE          SOLE        SOLE
Sector Spdr Fincl Select         COMMON STOCK                          250,216      12,580         SOLE          SOLE        SOLE
Costco Companies Inc             COMMON STOCK                          245,760       3,785         SOLE          SOLE        SOLE
Alcoa Inc.                       COMMON STOCK        13817101          243,074      10,765         SOLE          SOLE        SOLE
AllianceBernstein Holding LP     COMMON STOCK        18548107          237,789       6,425         SOLE          SOLE        SOLE
Polaris Industries               COMMON STOCK       731068102          232,681       5,115         SOLE          SOLE        SOLE
Forest Laboratories Inc.         COMMON STOCK       345838106          224,826       7,950         SOLE          SOLE        SOLE
Citigroup Inc.                   COMMON STOCK       172967101          221,221      10,786         SOLE          SOLE        SOLE
Keycorp Inc New                  COMMON STOCK                          219,505      18,384         SOLE          SOLE        SOLE
Colgate Palmolive                COMMON STOCK       194162103          214,521       2,847         SOLE          SOLE        SOLE
Burlington North Santa Fe        COMMON STOCK       121897102          210,278       2,275         SOLE          SOLE        SOLE
Qualcomm Inc                     COMMON STOCK                          209,865       4,884         SOLE          SOLE        SOLE
Japan                            COMMON STOCK                          209,853      19,686         SOLE          SOLE        SOLE
Quest Diagnostic Inc             COMMON STOCK                          201,513       3,900         SOLE          SOLE        SOLE
Wilderhill Clean Energy ETF      COMMON STOCK                          176,240      11,860         SOLE          SOLE        SOLE
Falcon Oil & Gas Ltd             COMMON STOCK                          137,085     265,000         SOLE          SOLE        SOLE
Galaxy Energy Corp               COMMON STOCK                              160      16,000         SOLE          SOLE        SOLE
Ben Ezra Weinstein New           COMMON STOCK                               15      50,000         SOLE          SOLE        SOLE
Intl Cavitation Tech             COMMON STOCK                                4      40,000         SOLE          SOLE        SOLE
Pacer Energy                     COMMON STOCK                                0      35,000         SOLE          SOLE        SOLE